Notes to the consolidated financial statements - Revenue from contract with customers (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Notes to the consolidated financial statements
Revenue recognized	€ 55,731	€ 61,765
Research services combined with an IP license
Notes to the consolidated financial statements
Revenue recognized	40,278	49,878
Product
Notes to the consolidated financial statements
Revenue recognized	1,413	1,400
Milestone revenues
Notes to the consolidated financial statements
Revenue recognized	5,789
Additional development milestone payments	10,000
Development milestone payment included in contract liabilities	4,211
Research and development services
Notes to the consolidated financial statements
Revenue recognized	14,040	10,489
Belgium | GSK
Notes to the consolidated financial statements
Revenue recognized	52,746	49,621
Germany | Boehringer Ingelheim
Notes to the consolidated financial statements
Revenue recognized		9,990
Netherlands | Genmab
Notes to the consolidated financial statements
Revenue recognized	1,339	1,323
Switzerland | CRISPR
Notes to the consolidated financial statements
Revenue recognized	€ 1,646	€ 831